Consolidated Statements of Equity - USD ($) $ in Millions		Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Comprehensive income (loss):
Net income (loss)		$ 778			$ 869		$ 869	$ (91)
Other comprehensive income		259				$ 259	259
Total comprehensive (loss) income		1,037			869	259	1,128	(91)
Beginning Balance at Dec. 31, 2015		8,394	$ 4	$ 1,718	5,661	367	7,750	644
Comprehensive income (loss):
Change in noncontrolling interest		114						114
Ending Balance at Dec. 31, 2016		9,545	4	1,718	6,530	626	8,878	667
Comprehensive income (loss):
Net income (loss)		1,309			1,405		1,405	(96)
Other comprehensive income		450				450	450
Total comprehensive (loss) income		1,759			1,405	450	1,855	(96)
Change in noncontrolling interest		167						167
Ending Balance at Dec. 31, 2017		11,471	4	1,718	7,703	1,308	10,733	738
Ending Balance (ASU 2016-01 [Member]) at Dec. 31, 2017		11,471	4	1,718	7,710	1,301	10,733	738
Cumulative effect of adoption of accounting principle	[1]				(232)	232
Comprehensive income (loss):
Net income (loss)		1,237			1,405		1,405	(168)
Other comprehensive income		(1,504)				(1,504)	(1,504)
Total comprehensive (loss) income		(267)			1,405	(1,504)	(99)	(168)
Capital contribution from Nationwide Financial Services, Inc.		435		435			435
Change in noncontrolling interest		251						251
Ending Balance at Dec. 31, 2018		$ 11,890	$ 4	$ 2,153	9,115	(203)	$ 11,069	$ 821
Cumulative effect of adoption of accounting principle | ASU 2016-01 [Member]	[2]				$ 7	$ (7)

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.
[2]	The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.